Rialto Investment Segment	12 Months Ended
Nov. 30, 2014
Rialto Investments [Member]
Segment Reporting Information [Line Items]
Rialto Investment Segment
Rialto Segment
The assets and liabilities related to the Rialto segment were as follows:

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$303,889	201,496
Restricted cash	46,975	2,593
Receivables, net (1)	153,773	111,833
Loans receivable, net	130,105	278,392
Loans held-for-sale (2)	113,596	44,228
Real estate owned - held-for-sale	190,535	197,851
Real estate owned - held-and-used, net	255,795	428,989
Investments in unconsolidated entities	175,700	154,573
Investments held-to-maturity	17,290	16,070
Other	70,494	43,288
	$1,458,152	1,479,313
Liabilities:
Notes payable and other debts payable (3)	$623,246	441,883
Other	123,798	55,125
	$747,044	497,008

(1)	Receivables, net primarily related to loans sold but not settled as of November 30, 2014 and 2013.

(2)	Loans held-for-sale related to unsold loans originated by RMF carried at fair value.

(3)
Notes and other debts payable included $351.9 million and $250.0 million related to the 7.00% Senior Notes due 2018 ("7.00% Senior Notes") as of November 30, 2014 and 2013, respectively, $141.3 million and $76.0 million related to the RMF warehouse repurchase financing agreements as of November 30, 2014 and 2013, respectively, and $58.0 million related to notes issued through a structured note offering as of November 30, 2014.

Rialto’s operating earnings were as follows:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues	$230,521	138,060	138,856
Costs and expenses (1)	249,114	151,072	138,990
Rialto equity in earnings from unconsolidated entities	59,277	22,353	41,483
Rialto other income (expense), net	3,395	16,787	(29,780)
Operating earnings (2)	$44,079	26,128	11,569

(1)
Costs and expenses for the years ended November 30, 2014, 2013 and 2012 included loan impairments of $57.1 million, $16.1 million and $28.0 million, respectively, primarily associated with the segment's FDIC loans portfolio (before noncontrolling interests).

(2)
Operating earnings for the years ended November 30, 2014, 2013 and 2012 included net earnings (loss) attributable to noncontrolling interests of ($22.5) million, $6.2 million and ($14.4) million, respectively.

The following is a detail of Rialto other income (expense), net for the periods indicated:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Realized gains on REO sales, net	$43,671	48,785	21,649
Unrealized losses on transfer of loans receivable to REO and impairments, net	(26,107)	(16,517)	(11,160)
REO and other expenses	(58,067)	(44,282)	(56,745)
Rental and other income	43,898	20,269	16,476
Gain on bargain purchase acquisition	—	8,532	—
Rialto other income (expense), net	$3,395	16,787	(29,780)
Loans Receivable
In February 2010, the Rialto segment acquired indirectly 40% managing member equity interests in two limited liability companies (“LLCs”), in partnership with the FDIC, which retained 60% equity interest in the LLCs, for approximately $243 million (net of transaction costs and a $22 million working capital reserve). If the LLCs exceed expectations and meet certain internal rate of return and distribution thresholds, the Company’s equity interest in the LLCs could be reduced from 40% down to 30%, with a corresponding increase to the FDIC’s equity interest from 60% up to 70%. As these thresholds have not been met, distributions continue being shared 60% / 40% with the FDIC. During the years ended November 30, 2014 and 2013, the LLCs distributed $184.9 million and $46.7 million, respectively, of which $110.9 million and $28.4 million, respectively, was distributed to the FDIC and $74.0 million and $18.3 million, respectively, was distributed to Rialto, the parent company.
The LLCs meet the accounting definition of VIEs and since the Company was determined to be the primary beneficiary, the Company consolidated the LLCs. The Company was determined to be the primary beneficiary because it has the power to direct the activities of the LLCs that most significantly impact the LLCs’ performance through Rialto's management and servicer contracts. At November 30, 2014, these consolidated LLCs had total combined assets and liabilities of $508.4 million and $21.5 million, respectively. At November 30, 2013, these consolidated LLCs had total combined assets and liabilities of $727.1 million and $20.2 million, respectively.
In September 2010, the Rialto segment acquired approximately 400 distressed residential and commercial real estate loans (“Bank Portfolios”) and over 300 REO properties from three financial institutions. The Company paid $310.0 million for the distressed real estate and real estate related assets of which $124 million was financed through a 5-year senior unsecured note provided by one of the selling institutions. As of November 30, 2014 and 2013, there was $60.6 million and $90.9 million outstanding, respectively.
In May 2014, Rialto issued $73.8 million principal amount of notes through a structured note offering (the "Structured Notes") collateralized by certain assets originally acquired in the Bank Portfolios transaction at a price of 100%, with an annual coupon rate of 2.85%. Proceeds from the offering, after payment of expenses and hold backs for a cash reserve, were $69.1 million. In November 2014, Rialto issued an additional $20.8 million of the Structured Notes at a price of 99.5%, with an annual coupon rate of 5.0%. Proceeds from the offering, after payment of expenses, were $20.7 million. The estimated final payment date of the Structured Notes is December 15, 2015. As of November 30, 2014, there was $58.0 million outstanding related to the Structured Notes.
The following table displays the loans receivable, net by aggregate collateral type:

	November 30,
(In thousands)	2014	2013
Land	$89,603	166,950
Single family homes	20,402	59,647
Commercial properties	7,286	38,060
Other	12,814	13,735
Loans receivable, net	$130,105	278,392

With regards to loans accounted for under ASC 310-30, the Rialto segment estimated the cash flows, at acquisition, it expected to collect on the FDIC Portfolios and Bank Portfolios. In accordance with ASC 310-30, the difference between the contractually required payments and the cash flows expected to be collected at acquisition is referred to as the nonaccretable difference. This difference is neither accreted into income nor recorded on the Company’s consolidated balance sheets. The excess of cash flows expected to be collected over the cost of the loans acquired is referred to as the accretable yield and is recognized in interest income over the remaining life of the loans using the effective yield method.
The Rialto segment periodically evaluates its estimate of cash flows expected to be collected on its FDIC Portfolios and Bank Portfolios. These evaluations require the continued use of key assumptions and estimates, similar to those used in the initial estimate of fair value of the loans to allocate purchase price. Subsequent changes in the estimated cash flows expected to be collected may result in changes in the accretable yield and nonaccretable difference or reclassifications from nonaccretable yield to accretable yield. Increases in the cash flows expected to be collected will generally result in an increase in interest income over the remaining life of the loan or pool of loans. Decreases in expected cash flows will generally result in an impairment charge recognized as a provision for loan losses, resulting in an increase to the allowance for loan losses but can reversed if conditions improve.
During the fourth quarter of 2014, in an effort to better reflect the performance of the FDIC Portfolios and Bank Portfolios, the Company changed from recording accretable yield income on a loan pool basis to recording income on a cost recovery basis per loan as expected cash flows on the remaining loan portfolios could no longer be reasonably estimated. At November 30, 2014, these loans were classified as nonaccrual loans. The change from accrual to nonaccrual in accordance with ASC 310-30, resulted in an additional impairment charge of $10.1 million within the FDIC Portfolios and a recovery of $0.1 million in the Bank Portfolios.
The outstanding balance and carrying value of loans accounted for under ASC 310-30 were as follows:

	November 30,
(In thousands)	2014	2013
Outstanding principal balance	$—	586,901
Carrying value	$—	270,075

The activity in the accretable yield for the FDIC Portfolios and Bank Portfolios for the years ended November 30, 2014 and 2013 was as follows:

	November 30,
(In thousands)	2014	2013
Accretable yield, beginning of year	$73,144	112,899
Additions	8,988	70,077
Deletions	(54,482)	(60,582)
Accretions	(27,650)	(49,250)
Accretable yield, end of year	$—	73,144

Additions primarily represent reclasses from nonaccretable yield to accretable yield on the portfolios. Deletions represent loan impairments, net of recoveries, and disposal of loans, which includes foreclosure of underlying collateral and result in the removal of the loans from the accretable yield portfolios. During the year ended November 30, 2014, deletions also included a reclassification to nonaccretable difference due to the change from accrual to nonaccrual described above.
When forecasted principal and interest cannot be reasonably estimated at the loan acquisition date, management classifies the loan as nonaccrual and accounts for these assets in accordance with ASC 310-10. When a loan is classified as nonaccrual, any subsequent cash receipt is accounted for using the cost recovery method. In accordance with ASC 310-10, a loan is considered impaired when based on current information and events it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Although these loans met the definition of ASC 310-10, these loans were not considered impaired relative to the Company’s recorded investment at the time of the acquisition since they were acquired at a substantial discount to their unpaid principal balance. A provision for loan losses is recognized when the recorded investment in the loan is in excess of its fair value. The fair value of the loan is determined by using either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral less estimated costs to sell.
The following tables represents nonaccrual loans in the FDIC Portfolios and Bank Portfolios accounted for under ASC 310-10 aggregated by collateral type:
November 30, 2014

		Recorded Investment
(In thousands)	Unpaid Principal Balance	With Allowance	Without Allowance	Total Recorded Investment
Land	$228,245	85,912	3,691	89,603
Single family homes	66,183	18,096	2,306	20,402
Commercial properties	34,048	3,368	3,918	7,286
Other	64,284	5	12,809	12,814
Loans receivable	$392,760	107,381	22,724	130,105
November 30, 2013

		Recorded Investment
(In thousands)	Unpaid Principal Balance	With Allowance	Without Allowance	Total Recorded Investment
Land	$6,791	249	2,304	2,553
Single family homes	15,125	519	4,119	4,638
Commercial properties	3,400	498	628	1,126
Loans receivable	$25,316	1,266	7,051	8,317

The average recorded investment in impaired loans totaled approximately $69 million and $24 million for the years ended November 30, 2014 and 2013, respectively.
The loans receivable portfolios consist of loans acquired at a discount. Based on the nature of these loans, the portfolios are managed by assessing the risks related to the likelihood of collection of payments from borrowers and guarantors, as well as monitoring the value of the underlying collateral.
Accrual — Loans in which forecasted cash flows under the loan agreement, as it might be modified from time to time, can be reasonably estimated at the date of acquisition. The risk associated with loans in this category relates to the possible default by the borrower with respect to principal and interest payments and/or the possible decline in value of the underlying collateral and thus, both could cause a decline in the forecasted cash flows used to determine accretable yield income and the recognition of an impairment through an allowance for loan losses but can be reversed if conditions improve. The activity in the Company's allowance rollforward related to accrual loans was as follows:

	November 30,
(In thousands)	2014	2013
Allowance on accrual loans, beginning of year	$18,952	12,178
Provision for loan losses	44,577	14,241
Reclassification to nonaccrual (1)	(53,265)	—
Charge-offs	(10,264)	(7,467)
Allowance on accrual loans, end of year	$—	18,952

(1)
During the fourth quarter of 2014, the Company changed from recording accretable yield income on a loan pool basis to recording income on a cost recovery basis per loan as expected cash flows on the remaining loan portfolios could no longer be reasonably estimated. At November 30, 2014, these loans were classified as nonaccrual loans.

Nonaccrual — Loans in which forecasted principal and interest could not be reasonably estimated at the date of acquisition or subsequently. Although the Company believes the recorded investment balance will ultimately be realized, the risk of nonaccrual loans relates to a decline in the value of the collateral securing the outstanding obligation and the recognition of an impairment through an allowance for loan losses if the recorded investment in the loan exceeds the fair value of the collateral less estimated cost to sell. The activity in the Company's allowance rollforward related to nonaccrual loans was as follows:

	November 30,
(In thousands)	2014	2013
Allowance on nonaccrual loans, beginning of year	$1,213	3,722
Provision for loan losses	12,536	1,898
Reclassification from accrual (1)	53,265	—
Charge-offs	(8,688)	(4,407)
Allowance on nonaccrual loans, end of year	$58,326	1,213

(1)
During the fourth quarter of 2014, the Company changed from recording accretable yield income on a loan pool basis to recording income on a cost recovery basis per loan as expected cash flows on the remaining loan portfolios could no longer be reasonably estimated. At November 30, 2014, these loans were classified as nonaccrual loans.

Accrual and nonaccrual loans receivable, net by risk categories were as follows:
November 30, 2014

(In thousands)	Accrual	Nonaccrual	Total
Land	$—	89,603	89,603
Single family homes	—	20,402	20,402
Commercial properties	—	7,286	7,286
Other	—	12,814	12,814
Loans receivable, net	$—	130,105	130,105
November 30, 2013

(In thousands)	Accrual	Nonaccrual	Total
Land	$164,397	2,553	166,950
Single family homes	55,009	4,638	59,647
Commercial properties	36,934	1,126	38,060
Other	13,735	—	13,735
Loans receivable	$270,075	8,317	278,392

In order to assess the risk associated with each risk category, Rialto management evaluates the forecasted cash flows and the value of the underlying collateral securing loans receivable on a quarterly basis or when an event occurs that suggests a decline in the collaterals’ fair value.
Real Estate Owned
The acquisition of properties acquired through, or in lieu of, loan foreclosure are reported within the consolidated balance sheets as REO held-and-used, net and REO held-for-sale. When a property is determined to be held-and-used, net the asset is recorded at fair value and depreciated over its useful life using the straight line method. When certain criteria set forth in ASC 360, Property, Plant and Equipment, are met, the property is classified as held-for-sale. When a real estate asset is classified as held-for-sale, the property is recorded at the lower of its cost basis or fair value less estimated costs to sell. The fair value of REO held-for-sale is determined in part by placing reliance on third-party appraisals of the properties and/or internally prepared analyses of recent offers or prices on comparable properties in the proximate vicinity.
The following tables present the activity in REO:

	November 30,
(In thousands)	2014	2013
REO - held-for-sale, beginning of year	$197,851	134,161
Additions	—	15,985
Improvements	8,176	5,791
Sales	(226,027)	(190,430)
Impairments and unrealized losses	(9,441)	(5,573)
Transfers to/from held-and-used, net (1)	219,976	247,397
Transfers to Lennar Homebuilding	—	(9,480)
REO - held-for-sale, end of year	$190,535	197,851

	November 30,
(In thousands)	2014	2013
REO - held-and-used, net, beginning of year	$428,989	601,022
Additions	55,407	86,262
Improvements	6,102	3,616
Impairments	(11,501)	(10,517)
Depreciation	(3,226)	(3,997)
Transfers to held-for-sale (1)	(219,976)	(247,397)
REO - held-and-used, net, end of year	$255,795	428,989

(1)
During the years ended November 30, 2014 and 2013, the Rialto segment transferred certain properties to/from REO held-and-used, net to REO held-for-sale as a result of changes made in the disposition strategy of the real estate assets.

For the years ended November 30, 2014, 2013 and 2012, the Company recorded net losses of $6.8 million, $0.4 million and $1.9 million, respectively, from acquisitions of REO through foreclosure. These net losses are recorded in Rialto other income (expense), net.
Rialto Mortgage Finance
In July 2013, RMF was formed to originate and sell into securitizations five, seven and ten year commercial first mortgage loans, generally with principal amounts between $2 million and $75 million, which are secured by income producing properties. During the year ended November 30, 2014, RMF had originated loans with a total principal balance of $1.6 billion and sold $1.3 billion of these originated loans into eight separate securitizations. During the year ended November 30, 2013, RMF had originated loans with a principal balance of $690.3 million and sold $537.0 million of loans into three separate securitizations. As of November 30, 2014 and 2013, $147.2 million and $109.3 million, respectively, of these originated loans were sold into a securitization trust but not settled and thus were included as receivables, net. As of November 30, 2014 and 2013, RMF had two warehouse repurchase financing agreements that mature in fiscal year 2015 with commitments totaling $650 million and $500 million, respectively, to help finance the loans it makes. Borrowings under these facilities were $141.3 million and $76.0 million as of November 30, 2014 and 2013, respectively.
In November 2013, the Rialto segment issued $250 million aggregate principal amount of the 7.00% Senior Notes, at a price of 100% in a private placement. Proceeds from the offering, after payment of expenses, were approximately $245 million. Rialto used a majority of the net proceeds of the sale of the 7.00% Senior Notes as working capital for RMF and used $100 million to repay sums that had been advanced to RMF from Lennar to enable it to begin originating and securitizing commercial mortgage loans. In March 2014, the Rialto segment issued an additional $100 million of the 7.00% Senior Notes at a price of 102.25% of their face value in a private placement. Proceeds from the offering, after payment of expenses, were approximately $102 million. Rialto used the net proceeds of the offering to provide additional working capital for RMF, and to make investments in the funds that Rialto manages, as well as for general corporate purposes. Interest on the 7.00% Senior Notes is due semi-annually. At November 30, 2014 and 2013, the carrying amount of the 7.00% Senior Notes was $351.9 million and $250.0 million, respectively. Under the indenture, Rialto is subject to certain covenants limiting, among other things, Rialto’s ability to incur indebtedness, to make investments, to make distributions to, or enter into transactions with, Lennar or to create liens, subject to certain exceptions and qualifications. Rialto also has quarterly and annual reporting requirements, similar to an SEC registrant, to holders of the 7.00% Senior Notes. The Company believes Rialto was in compliance with its debt covenants at November 30, 2014.
Investments
All of Rialto's investments in funds have the attributes of an investment company in accordance with ASC 946, Financial Services – Investment Companies, as amended by ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, the attributes of which are different from the attributes that would cause a company to be an investment company for purposes of the Investment Company Act of 1940. As a result, the assets and liabilities of Rialto's funds investment are recorded at fair value with increases/decreases in fair value recorded in their respective statements of operations and the Company’s share is recorded in Rialto equity in earnings from unconsolidated entities in the Company's statement of operations.
The following table reflects Rialto's investments in funds that invest in and manage real estate related assets and other investments:

					November 30, 2014	November 30, 2014	November 30, 2013
(Dollars in thousands)	Inception Year	Equity Commitments	Equity Commitments Called	Commitment to fund by the Company	Funds contributed by the Company	Investment
Rialto Real Estate Fund, LP	2010	$700,006	$700,006	$75,000	$75,000	$71,831	75,729
Rialto Real Estate Fund II, LP	2012	1,305,000	760,058	100,000	58,242	67,652	53,103
Rialto Mezzanine Partners Fund	2013	251,100	188,600	27,299	20,504	20,226	16,724
Other investments						15,991	9,017
						$175,700	154,573

Rialto's share of earnings from unconsolidated entities was as follows:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Rialto Real Estate Fund, LP	$30,612	19,391	21,026
Rialto Real Estate Fund II, LP	15,929	2,523	—
Rialto Mezzanine Partners Fund	1,913	354	—
Other investments	10,823	85	20,457
Rialto equity in earnings from unconsolidated entities	$59,277	22,353	41,483

During the year ended November 30, 2014, the Company received a $34.7 million advanced distribution with regard to Rialto's carried interest in Fund I in order to cover the income tax obligation, which resulted from allocations of taxable income to Rialto's general partner interest. This was included in the Rialto segment revenues.
In addition to the acquisition and management of the FDIC and Bank portfolios, an affiliate in the Rialto segment was a sub-advisor to the AllianceBernstein L.P. (“AB”) fund formed under the Federal government’s Public-Private Investment Program (“PPIP”) to purchase real estate related securities from banks and other financial institutions. The sub-advisor received management fees for sub-advisory services. At the end of 2012, the AB PPIP fund finalized the last sales of the underlying securities in the fund and made substantially all of the final liquidating distributions to the partners, including the Company. As the Company’s role as sub-advisor to the AB PPIP fund has been completed, no further management fees will be received for these services. During the year ended November 30, 2012, the Company contributed $1.9 million and received distributions of $87.6 million. Of the distributions received during the year ended November 30, 2012, $83.5 million related to the unwinding of the AB PPIP fund's operations. During the year ended November 30, 2013, the Company also earned $9.1 million in fees from the segment's role as a sub-advisor to the AB PPIP fund, which were included in the Rialto segment revenues.
Summarized condensed financial information on a combined 100% basis related to Rialto’s investments in unconsolidated entities that are accounted for by the equity method was as follows:
Balance Sheets

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$141,609	332,968
Loans receivable	512,034	523,249
Real estate owned	378,702	285,565
Investment securities	795,306	381,555
Investments in partnerships	311,037	149,350
Other assets	45,451	191,624
	$2,184,139	1,864,311
Liabilities and equity:
Accounts payable and other liabilities	$20,573	108,514
Notes payable	395,654	398,445
Partner loans	—	163,940
Equity	1,767,912	1,193,412
	$2,184,139	1,864,311

Statements of Operations

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues	$150,452	251,533	414,027
Costs and expenses	95,629	252,563	243,483
Other income, net (1)	479,929	187,446	713,710
Net earnings of unconsolidated entities	$534,752	186,416	884,254
Rialto equity in earnings from unconsolidated entities	$59,277	22,353	41,483

(1)
Other income, net for the year ended November 30, 2014 included Fund I, Fund II, Mezzanine Fund and other investments realized and unrealized gains on investments as well as other income from REO. Other income, net for the year ended November 30, 2013 included Fund I, Fund II and other investments realized and unrealized gains on investments as well as other income from REO. Other income, net for the year ended November 30, 2012 included the AB PPIP Fund’s mark-to-market unrealized gains and losses, and realized gains from the sale of investments in the portfolio underlying the AB PPIP fund, all of which the Company's portion was a small percentage.

In 2010, the Rialto segment invested in non-investment grade CMBS at a 55% discount to par value. The carrying value of the investment securities at November 30, 2014 and 2013 was $17.3 million and $16.1 million, respectively. These securities bear interest at a coupon rate of 4% and have a stated and assumed final distribution date of November 2020 and a stated maturity date of October 2057. The Rialto segment reviews changes in estimated cash flows periodically to determine if other-than-temporary impairment has occurred on its investment securities. Based on the Rialto segment’s assessment, no impairment charges were recorded during the years ended November 30, 2014, 2013 and 2012. The Rialto segment classified these securities as held-to-maturity based on its intent and ability to hold the securities until maturity.
In a CMBS transaction, monthly interest received from all of the pooled loans is paid to the investors, starting with those investors holding the highest rated bonds and progressing in an order of seniority based on the class of security. Based on the aforementioned, the principal and interest repayments of a particular class are dependent upon collections on the underlying mortgages, which are affected by prepayments, extensions and defaults.
In January 2014, Rialto acquired 100% of the Servicer Provider in which a subsidiary of Rialto had an approximately 5% investment, in exchange for its investment interest. The Servicer Provider has a business segment that provides service and infrastructure to the residential home loan market, which provides loan servicing support for all of Rialto's owned and managed portfolios and asset management services for Rialto's small balance loan program. At acquisition date, the fair value of the assets acquired was $20.8 million, the goodwill recorded was $5.1 million and the fair value of the liabilities assumed was $17.6 million. As of November 30, 2013, the carrying value of the Company’s investment in the Servicer Provider was $8.3 million.